JPMorgan Small Cap Growth Fund Class L Annual Fund Operating Expenses - L Shares [Member] - JPMorgan Small Cap Growth Fund Class L - Class L	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.84%